Property, plant, equipment and development costs - Net assets for right in use (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant, equipment and development costs
Impairment loss	$ 0
Book value of assets held under finance leases	240,300	$ 240,300
Acquisitions of assets under lease agreements	0	0
Capitalized finance costs	0	0	$ 0
Right-of-use assets	6,829	6,572
Additions to right-of-use assets	2,400	1,900
Disposal of right of use assets	0	0
San Gabriel
Property, plant, equipment and development costs
Additions on acquisitions	408,700	224,000
Yumpag
Property, plant, equipment and development costs
Additions on acquisitions	13,000	64,000
Buildings and other constructions
Property, plant, equipment and development costs
Right-of-use assets	4,486	5,150
Transportation units
Property, plant, equipment and development costs
Right-of-use assets	1,191	1,340
Machinery and equipment [Member]
Property, plant, equipment and development costs
Right-of-use assets	$ 1,152	$ 82